RELATIONSHIP WITH PARENT AND RELATED PARTIES	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATIONSHIP WITH PARENT AND RELATED PARTIES

NOTE 16: RELATIONSHIP WITH PARENT AND RELATED PARTIES

As described in Note 1, Description of the Business, prior to the IPO, Atmus had been managed and operated in the normal course of business with other subsidiaries of Cummins. Accordingly, certain shared costs prior to the IPO have been allocated to Atmus and reflected as expenses in the Consolidated Financial Statements. Management of Cummins and Atmus consider the allocation methodologies used to be reasonable and appropriate reflections of historical expenses of Cummins attributable to Atmus for purposes of the Consolidated Financial Statements; however, the expenses reflected in the Consolidated Financial Statements may not be indicative of the actual expenses that would have been incurred during the periods presented if Atmus historically operated as a separate, stand-alone entity. In addition, the expenses reflected in the Consolidated Financial Statements may not be indicative of expenses that will be incurred in the future by Atmus.

The Company entered into the separation agreement and transition services agreement with Cummins, among other transaction agreements, all of which will govern the parties relationship following the IPO. This includes services provided by Cummins to the Company for a fixed term on a service-by-service basis. Atmus will pay Cummins mutually agreed-upon fees for the services provided under the transition services agreement.

Corporate Costs/Allocations

The Consolidated Financial Statements include corporate costs incurred by Cummins for services that were provided to or on behalf of Atmus for the period prior to IPO. Such costs represent shared services and infrastructure provided by Cummins, including administrative, finance, human resources, information technology, legal, and other corporate and infrastructure services.

The corporate costs reflected in the Consolidated Financial Statements consist of direct charges to the business and indirect allocations to Atmus. The costs that were directly charged to Atmus, such as the shared services for finance provided by Cummins Business Services, were primarily determined based on actual usage.

Indirect allocations are related to shared services and infrastructure provided by Cummins that would benefit Atmus but have not been directly charged to Atmus in a manner discussed above. These corporate costs were allocated to Atmus using methods management believes are consistent and reasonable. The primary allocation factor is third-party revenue; however, other relevant metrics are also utilized based on the nature of the underlying activities. For example, headcount is used as the allocation driver to allocate the human resource departmental costs.

The expenses allocated and directly charged reflect all expenses that Cummins incurred on behalf of the Company. The expenses reflected in the Consolidated Financial Statements may not be indicative of the actual expenses that would have been incurred during the period presented if Atmus historically operated as a separate, stand-alone entity. All corporate charges and allocations have been deemed paid by Atmus to Cummins in the period in which the cost was recognized in the Consolidated Statements of Income.

Prior to the separation Cummins used a centralized approach to cash management and financing of its operations, including Atmus’ operations. Accordingly, Atmus transferred all of its cash to Cummins to be utilized in the central cash management program and as a result do not have cash allocated to Atmus in the consolidated financial statements in 2022 and 2021.

Total corporate costs allocated to Atmus were $13.7 million, $45.0 million and $54.3 million for the years ended December 31, 2023, 2022 and 2021, respectively. Allocated corporate costs are included in Net sales, Cost of sales, Selling, general and administrative expenses, Research, development and engineering expenses and Other income, net. Post IPO, Atmus has and will continue to incur its own corporate costs associated with being a standalone publicly traded company.

Related Party Balances

Atmus had trade receivables of $37.9 million and $52.0 million for products sold to, and accounts payable of $54.8 million and $57.6 million for products and services purchased in the ordinary course from Cummins as of December 31, 2023 and December 31, 2022, respectively. Atmus’ sales to Cummins were $282.5 million, $302.2 million and $266.8 million for the years ended December 31, 2023, 2022 and 2021, respectively.